Equipment Financings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
Schedule of Future Minimum Lease Payments for Financed Equipment Obligations

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed as incurred, due within each respective fiscal year ending December 31, as well as the present value of the total amount of remaining minimum lease payments, as of September 30, 2017:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2017	$79,763	$8,954
2018	338,273	58,355
2019	313,529	68,925
2020	277,291	54,768
2021	267,665	48,802
Thereafter	522,397	88,313

Total payments	1,798,918	328,117
Less amount representing interest	(544,210)	—

Present value of payments	$1,254,708	$328,117

The following schedule sets forth the future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding laboratory equipment maintenance obligations that are expensed and accrued as incurred, and due within each respective year ending December 31, as well as the present value of the minimum lease payments as of December 31, 2016:

	Minimum	Maintenance
	Lease	Obligation
	Payments	Payments
2017	$274,367	$27,495
2018	242,040	27,490
2019	205,067	26,733
2020	203,107	26,664
2021	203,107	26,664
Thereafter	381,354	37,774

Total payments	1,509,042	172,820
Less amount representing interest	467,725	—

Present value of payments	$1,041,317	$172,820